Earnings Per Common Share Applicable to Common Shareholders of MUFG [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Reconciliations of Net Income (Loss) and Weighted Average Number of Common Shares Outstanding Used for Computation of Basic EPS to Adjusted Amounts for Computation of Diluted EPS [Table Text Block]

	2013	2014	2015
	(in millions)
Income (Numerator):
Net income attributable to Mitsubishi UFJ Financial Group	¥1,069,124	¥1,015,393	¥1,531,127
Income allocable to preferred shareholders:
Cash dividends paid	(17,940)	(17,940)	(8,970)
Changes in a foreign affiliated company’s interests in its subsidiary	—	(3,301)	—

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	1,051,184	994,152	1,522,157

Effect of dilutive instruments:
Stock options and restricted stock units—Morgan Stanley	(336)	(1,875)	(2,360)

Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group and assumed conversions	¥1,050,848	¥992,277	¥1,519,797

	2013	2014	2015
	(thousands of shares)
Shares (Denominator):
Weighted average common shares outstanding	14,148,060	14,158,698	14,118,469
Effect of dilutive instruments:
Convertible preferred stock	1	1	1
Stock options	21,019	21,381	19,175

Weighted average common shares for diluted computation	14,169,080	14,180,080	14,137,645

	2013	2014	2015
	(in yen)
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group:
Basic earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥74.30	¥70.21	¥107.81

Diluted earnings per common share:
Earnings applicable to common shareholders of Mitsubishi UFJ Financial Group	¥74.16	¥69.98	¥107.50